SHARE CAPITAL - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 03, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Dividend reinvestment plan (Note 30)	$ 0.5	$ 0.7
Share capital
Disclosure of classes of share capital [line items]
Dividend reinvestment plan (Note 30)	$ 0.5	$ 0.7
Preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	8,000,000
Number of shares outstanding (in shares)	0	0
Number of shares issued (in shares)	0	0
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase			48,321,676
Ordinary shares | Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	961,003,000	959,806,000		952,621,000
Cancellations of Ordinary Shares, Shares	98,000	6,673,000